Property And Equipment - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties			$ 617
Annual lease and rental income from operating lease		$ 36	44	$ 44
Gain loss on disposition of assets	$ 594	(230)	0	$ 0
Shanghai Property [Member]
Property, Plant and Equipment [Line Items]
Net carrying value of leased properties		3,154	3,284
Annual lease and rental income from operating lease		$ 151	$ 157
Term of Contract		3 years
Land | Taiwan
Property, Plant and Equipment [Line Items]
Total consideration					$ 58,931